Organization and principal activities (Details Narrative) ¥ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Feb. 26, 2026	Oct. 11, 2025	Sep. 30, 2025 USD ($)	May 14, 2025 USD ($)	May 14, 2025 CNY (¥)	Nov. 04, 2024
Entity date of incorporation	Mar. 19, 2021
Net loss	$ 1,890,000
Net cash used in operating activities	492,249	$ (730,838)
Cash	$ 472,948				$ 1,800,202
Quantum Limited [Member]
Disposal operation, assets						$ 268,000	¥ 2.0
Hong Kong Stellar Wisdom Co Limited [Member]
Entity date of incorporation	May 11, 2018
Equity ownership interest	100.00%							100.00%
Darkiris Digital Technology Co Ltd [Member]
Entity date of incorporation	Oct. 11, 2025
Equity ownership interest	100.00%			100.00%
Aether Intelligence Pte Ltd [Member]
Entity date of incorporation	Feb. 26, 2026
Equity ownership interest	55.00%		55.00%